SHARE BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 15, 2023	Sep. 28, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 06, 2023	Jul. 05, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under compensation plan							950,000	300,000
Expense (benefit) related to options granted			$ 100	$ 100	$ (100)	$ 3,000
Options expired in period					245,959	45,187
Options, exercises in period, intrinsic value					$ 0	$ 800
Options, vested in period, fair value					100	4,000
Remaining cost for nonvested awards			0		$ 100
Remaining weighted average vesting period					2 months 12 days
Options unvested					5,000
Clifford Starke [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Terms of share-based payment arrangement					SARs valued at 12% of the total outstanding shares of the Company on the grant date, which vest in 12 tranches with each tranche representing 1% of the total outstanding shares of the Company
Award vesting rights					The first tranche will vest upon the Company's share price increasing by 50% from the Company's closing share price on the grant date with each tranche thereafter requiring an additional 50% increase in share price to vest
Award expiration period					10 years
Post-termination exercise period					1 year
Dany Vaiman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Terms of share-based payment arrangement					SARs valued at 4% of the total outstanding shares of the Company on the grant date, which vest in 8 tranches with each tranche representing 0.5% of the total outstanding shares of the Company
Award vesting rights					The first tranche will vest upon the Company's share price increasing by 50% from the closing share price as of the grant date with each tranche thereafter requiring an additional 50% increase in share price to vest
Award expiration period					10 years
Post-termination exercise period					1 year
Restricted stock awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards expense			100	$ 500
Remaining cost for nonvested awards					$ 100
Unrecognized compensation expense			$ 100
Share based compensation expense					$ 1,100	$ 400
Non-option equity instruments granted	363,617	1,000
Fair value of restricted stock awards issued	$ 300	$ 100
Non-option equity instruments, forfeitures and expirations					174,304	0